UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
August 1, 2021 to January 31, 2022

Commission File Number of issuing entity: 333-161911-01
Central Index Key Number of issuing entity: 0001471728
ENTERGY TEXAS RESTORATION FUNDING, LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 333-161911
Central Index Key Number of depositor and sponsor: 0001427437
ENTERGY TEXAS, INC.
(Exact name of sponsor as specified in its charter)
Dawn Balash
Assistant General Counsel – Corporate and Securities
(504) 576-6755
__________________________
(Name and telephone number, including of area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

27-0727900
(IRS Employer Identification No.)

Capital Center 919 Congress Avenue, Suite 840-C Austin, Texas	78701
(Address of principal executive offices of the issuing entity)	(Zip Code)

(512) 487-3982
(Registrant’s Telephone Number, Including Area Code)

None

(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Tranche A-1			x
Senior Secured Transition Bonds, Tranche A-2			x
Senior Secured Transition Bonds, Tranche A-3			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is January 31, 2022.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds (the "Bonds"), dated October 29, 2009, and related Prospectus, dated October 23, 2009, of Entergy Texas Restoration Funding, LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on November 2, 2009.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the February 1, 2022 distribution date for the semi-annual distribution period of August 1, 2021 to January 31, 2022.

Item 1A.	Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B.	Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10.	Exhibits.
(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated January 25, 2022.

*99.2    Monthly Servicer’s Certificates for each month in the distribution period from August 1, 2021 to January 31, 2022.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1    Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on August 12, 2009 (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Form S-3/A dated October 20, 2009).

3.2    Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of October 16, 2009 (incorporated by reference to exhibit 3.4 included as an exhibit to the Issuing Entity’s Form S-3/A dated October 20, 2009).

4.1    Indenture dated as of November 6, 2009 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured Transition Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated November 10, 2009).

4.2    Form of Senior Secured Transition Bonds, (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated November 10, 2009).

10.1    Transition Property Purchase and Sale Agreement dated as of November 6, 2009 between the Issuing Entity and Entergy Texas, Inc., as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated November 10, 2009).

10.2    Transition Property Servicing Agreement dated as of November 6, 2009 between the Issuing Entity and Entergy Texas, Inc., as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated November 10, 2009).

10.3    Administration Agreement dated as of November 6, 2009 between the Issuing Entity and Entergy Texas, Inc., as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity's Report on Form 8-K dated November 10, 2009).

*99.1    Semi-annual Servicer's Certificate relating to the Series A Bonds, dated January 25, 2022.

*99.2    Monthly Servicer’s Certificates for each month in the distribution period from August 1, 2021 to January 31, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY TEXAS RESTORATION FUNDING, LLC (Issuing Entity)
By: Entergy Texas, Inc., as servicer
By: /s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer

Date: February 15, 2022

EXHIBIT INDEX

99.1     Semi-annual Servicer's Certificate relating to the Bonds, dated January 25, 2022.

99.2     Monthly Servicer’s Certificates for each month in the distribution period from August 1, 2021 to January 31, 2022.